UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 12/31/00

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President    336.768.7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 8th day of February, 2001.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total: 155
                                        ---------------------------

Form 13F Information Table Value Total: $403,728,703
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                         FAIR                                                  VOTING AUTHORITY
Name of Issuer                    TITLE OF              MARKET       SHARES/  SH/  PUT/  INVEST             ------------------------
                                   CLASS   CUSIP         VALUE       PRN AMT  PRN  CALL  DISCRETN  MANAGERS    SOLE  SHARED   NONE
Abbott Labs                        common   002824100     1,240,207     25,604 SH        sole                 25,604    0       0
Agilent Technologies, Inc          common   00846U101     1,806,093     32,988 SH        sole                 32,988    0       0
Allmerica Financial Corporation    common   019754100       236,930      3,268 SH        sole                  3,268    0       0
America OnLine, Inc.               common   02364J104     5,240,880    150,600 SH        sole                150,600    0       0
American Capital Strategies        common   024937104       251,880     10,000 SH        sole                 10,000    0       0
American Gen Corp                  common   026351106       311,167      3,818 SH        sole                  3,818    0       0
American Home Products             common   026609107     2,975,919     46,828 SH        sole                 46,828    0       0
American Int'l Group, Inc.         common   026874107       233,593      2,370 SH        sole                  2,370    0       0
AmSouth Bancorporation             common   032165102       393,740     25,819 SH        sole                 25,819    0       0
Analysts Int'l Corp                common   032681108        85,507     22,425 SH        sole                 22,425    0       0
Anheuser Busch Company, Inc.       common   035229103       237,965      5,230 SH        sole                  5,230    0       0
Annaly Mortgage Management, Inc.   common   035710409        90,630     10,000 SH        sole                 10,000    0       0
Apollo Group Inc Cl A              common   037604105       393,440      8,000 SH        sole                  8,000    0       0
Asia Tigers Fund, Inc.             common   04516T105       528,686     79,050 SH        sole                 79,050    0       0
AT&T Corp                          common   001957109       521,952     30,148 SH        sole                 30,148    0       0
AT&T Corp Liberty Media Grp Cl A   common   001957208     2,857,616    210,692 SH        sole                210,692    0       0
Bank of America Corp.              common   060505104    11,456,777    249,739 SH        sole                249,739    0       0
Bank of Granite Corp               common   062401104       605,337     26,036 SH        sole                 26,036    0       0
BB&T Corporation                   common   054937107     3,716,561     99,605 SH        sole                 99,605    0       0
Berkshire Hathaway, Inc. DEL CL B  common   084670207     4,945,754      2,101 SH        sole                  2,101    0       0
Berkshire Hathaway, Inc. DEL CL A  common   084670108     1,420,000         20 SH        sole                     20    0       0
BNP Residential Property Inc       common   096903109       466,125     62,150 SH        sole                 62,150    0       0
Boeing Company                     common   097023105       270,666      4,101 SH        sole                  4,101    0       0
Boston Acoustics                   common   100534106       161,078     10,750 SH        sole                 10,750    0       0
BP Amoco PLC ADR                   common   055622104     1,036,159     21,643 SH        sole                 21,643    0       0
Bristol Myers Squibb Co.           common   110122108     1,998,988     27,036 SH        sole                 27,036    0       0
Cablevision System Corp            common   12686C109       428,937      5,050 SH        sole                  5,050    0       0
Cable Design Technologies Corp     common   126924109       278,625     16,573 SH        sole                 16,573    0       0
Callon Petroleum                   common   13123X102     1,102,259     66,051 SH        sole                 66,051    0       0
Capital Bk Raleigh NC              common   139808109       395,841     45,239 SH        sole                 45,239    0       0
Capital One Financial Corp.        common   14040H105    10,566,935    160,560 SH        sole                160,560    0       0
Cardinal Health Inc.               common   14149Y108    13,012,221    130,612 SH        sole                130,612    0       0
Cenit Bancorp, Inc.                common   15131W109       610,050     49,800 SH        sole                 49,800    0       0
Cincinnati Financial Corp          common   172062101       937,315     23,692 SH        sole                 23,692    0       0
Cisco Systems Inc.                 common   17275R102     5,956,596    155,728 SH        sole                155,728    0       0
Citigroup Inc.                     common   172967101     6,534,736    127,974 SH        sole                127,974    0       0
Clayton Homes                      common   184190106     3,785,605    329,183 SH        sole                329,183    0       0
Coca Cola Company                  common   191216100     5,369,125     88,108 SH        sole                 88,108    0       0
Coddle Creek Financial Inc         common   191891100     2,109,411     55,148 SH        sole                 55,148    0       0
Colgate Palmolive Co               common   194162103       200,105      3,100 SH        sole                  3,100    0       0
Comcast Corp Cl A SPL              common   200300200       501,000     12,000 SH        sole                 12,000    0       0
CommScope Inc                      common   203372107     5,319,125    321,145 SH        sole                321,145    0       0
Community Bancshares Inc. SC       common   20343F190     1,048,344     95,304 SH        sole                 95,304    0       0
Corning Inc                        common   219350105     2,956,525     55,981 SH        sole                 55,981    0       0
Cousins Properties Inc             common   222795106       419,070     15,000 SH        sole                 15,000    0       0
Cree Inc.                          common   225447101     3,228,169     90,855 SH        sole                 90,855    0       0
CT Communication Cl B              common   126426204       222,758     15,840 SH        sole                 15,840    0       0
Dallas Semiconductor Corp.         common   235204104       473,806     18,490 SH        sole                 18,490    0       0
Denbury Resources Inc              common   247916208       170,500     15,500 SH        sole                 15,500    0       0
Devon Energy Corp                  common   25179M103       400,878      6,575 SH        sole                  6,575    0       0
Dimon, Inc.                        common   254394109     7,200,298  1,309,145 SH        sole              1,309,145    0       0
Disney, Walt Company               common   254687106     1,468,575     50,749 SH        sole                 50,749    0       0
Duke Energy Corp.                  common   264399106       912,601     10,705 SH        sole                 10,705    0       0
Dupont de nemours E.I.             common   263534109       385,103      7,971 SH        sole                  7,971    0       0
EMC Corp. MASS                     common   268648102     8,058,005    121,173 SH        sole                121,173    0       0
Emerson Electric                   common   291011104       448,682      5,693 SH        sole                  5,693    0       0
Enron Corp                         common   293561106       247,713      2,980 SH        sole                  2,980    0       0
Exxon/Mobil Corporation            common   302290101     4,954,249     56,986 SH        sole                 56,986    0       0
Federal National Mortgage          common   313586109       416,400      4,800 SH        sole                  4,800    0       0
First Commonwealth Fund            common   319829107       144,000     16,000 SH        sole                 16,000    0       0
First Union Corporation            common   337358105     1,973,165     70,944 SH        sole                 70,944    0       0
Firststar Corp                     common   33763V109       311,922     13,416 SH        sole                 13,416    0       0
General Electric                   common   369604103    11,412,360    238,065 SH        sole                238,065    0       0
Gillette Co.                       common   375766102     1,137,938     31,500 SH        sole                 31,500    0       0
Great Lakes Chem. Corp.            common   390568103     2,878,537     77,405 SH        sole                 77,405    0       0
Guidant Corporation                common   401698105    15,359,439    284,761 SH        sole                284,761    0       0
Harley Davidson                    common   412822108       271,890      6,840 SH        sole                  6,840    0       0
Hewlett Packard                    common   428236103     7,372,738    233,588 SH        sole                233,588    0       0
Highwood Properties  Inc REIT      common   431284108       499,988     20,100 SH        sole                 20,100    0       0
Home Depot, Inc.                   common   437076102       881,860     19,302 SH        sole                 19,302    0       0
Honeywell International            common   438516106       336,395      7,110 SH        sole                  7,110    0       0
Houston Exploration Co             common   442120101     1,216,188     31,900 SH        sole                 31,900    0       0
Hubbell Inc. Class B               common   443510201       702,674     26,516 SH        sole                 26,516    0       0
Innes Street Financial Corp        common   45768F103       191,250     15,000 SH        sole                 15,000    0       0
Intel Corp                         common   458140100     8,981,588    296,912 SH        sole                296,912    0       0
International Business Machines    common   459200101     1,111,885     13,081 SH        sole                 13,081    0       0
IRT Properties Company             common   450058102       947,570    116,624 SH        sole                116,624    0       0
JDS Uniphase Corporation           common   46612J101       552,366     13,250 SH        sole                 13,250    0       0
Jefferson Pilot Corp               common   475070108       944,990     12,642 SH        sole                 12,642    0       0
Johnson & Johnson                  common   478160104     1,149,809     10,944 SH        sole                 10,944    0       0
Kaufman & Broad Home Corp          common   486168107       642,040     17,500 SH        sole                 17,500    0       0
Kimberly Clark Corp                common   494368103       381,726      5,400 SH        sole                  5,400    0       0
Koninklijke Philips Electronics NV common   718337540     7,893,691    217,757 SH        sole                217,757    0       0
KS Bancorp                         common   48266R108       920,820     61,388 SH        sole                 61,388    0       0
Kroger Company                     common   501044101       541,260     20,000 SH        sole                 20,000    0       0
Latin American Discovery Fund      common   51828C106       640,129     67,382 SH        sole                 67,382    0       0
Leggett & Platt, Inc.              common   524660107     2,688,325    141,954 SH        sole                141,954    0       0
Liberty Acorn Fund Cl Z            common   53015P403     1,072,097     62,295 SH        sole                 62,295    0       0
Liberty Acorn In'tl Fund Cl Z      common   53015P817     1,065,516     44,657 SH        sole                 44,657    0       0
Lilly, Eli & Co.                   common   532457108       786,382      8,450 SH        sole                  8,450    0       0
Louis Dreyfus Natural Gas Co       common   546011107     3,938,773     85,975 SH        sole                 85,975    0       0
Lowes Companies Inc.               common   548661107     6,532,200    146,791 SH        sole                146,791    0       0
Martin Marietta Materials          common   573284106     6,489,666    153,420 SH        sole                153,420    0       0
McDonalds Corporation              common   580135101     1,518,304     44,656 SH        sole                 44,656    0       0
Medtronics, Inc.                   common   585055106       627,115     10,387 SH        sole                 10,387    0       0
Mellon Financial Corp              common   58551A108     1,269,050     25,800 SH        sole                 25,800    0       0
Merck & Co.                        common   589331107    18,076,647    193,075 SH        sole                193,075    0       0
Methode Electronics, Inc. Class A  common   591520200       412,884     18,000 SH        sole                 18,000    0       0
Microsoft Corporation              common   594918104    12,919,283    296,995 SH        sole                296,995    0       0
Minnesota Mining & Mfg.            common   604059105     8,822,408     73,215 SH        sole                 73,215    0       0
Morgan, JP & Co.                   common   616880100       405,475      2,450 SH        sole                  2,450    0       0
National Commerce Bancorp          common   635449101     2,404,562     97,154 SH        sole                 97,154    0       0
New York Times Cl A                common   650111107       653,740     16,318 SH        sole                 16,318    0       0
Newell Rubbermaid, Inc.            common   651229106       510,533     22,441 SH        sole                 22,441    0       0
Nokia Corp.                        common   654902204     8,728,928    200,665 SH        sole                200,665    0       0
Nortel Networks Corp               common   656568102       220,269      6,870 SH        sole                  6,870    0       0
Oracle Corp                        common   68389X105       581,551     20,010 SH        sole                 20,010    0       0
Peoples Bancorp NC                 common   710577107       466,277     34,539 SH        sole                 34,539    0       0
Pepsico, Inc.                      common   713448108    15,820,014    319,190 SH        sole                319,190    0       0
Pfizer, Inc.                       common   717081103     3,550,694     77,189 SH        sole                 77,189    0       0
Pharmacia Corp                     common   71713U102       470,493      7,713 SH        sole                  7,713    0       0
Pharmanetics, Inc.                 common   71713J107     4,948,160    421,120 SH        sole                421,120    0       0
Philip Morris Cos. Inc.            common   718154107     1,222,848     27,792 SH        sole                 27,792    0       0
Polaris Industries Inc             common   731068102       238,500      6,000 SH        sole                  6,000    0       0
Post PPTYS, Inc.                   common   737464107       598,739     15,700 SH        sole                 15,700    0       0
Proctor & Gamble                   common   742718109     1,990,443     25,376 SH        sole                 25,376    0       0
Qualcomm, Inc                      common   747525103       630,378      7,670 SH        sole                  7,670    0       0
Quitman Bancorp                    common   748803103       120,900     12,400 SH        sole                 12,400    0       0
RF Micro Devices, Inc.             common   749941100       228,257      8,319 SH        sole                  8,319    0       0
Royal Dutch Petroleum              common   780257804       162,186      2,678 SH        sole                  2,678    0       0
Sara Lee Corporation               common   803111103       971,467     39,550 SH        sole                 39,550    0       0
Scana Corp                         common   80589M102       295,630     10,000 SH        sole                 10,000    0       0
Schering-Plough Corp               common   806605101     1,488,609     26,231 SH        sole                 26,231    0       0
Sealed Air Corp.                   common   812211K100      300,730      9,860 SH        sole                  9,860    0       0
Security Bancorp Inc TN            common   81377P109       324,275     23,800 SH        sole                 23,800    0       0
ServiceMaster Co.                  common   81760N109     4,620,677    401,798 SH        sole                401,798    0       0
SmithKline Beecham PLC ADR         common   832378301       398,000      6,400 SH        sole                  6,400    0       0
Sonoco Products                    common   835495102     2,956,159    136,701 SH        sole                136,701    0       0
Southcoast Financial Corp          common   84129R100       209,000     22,000 SH        sole                 22,000    0       0
Southern Community Bank/Trust      common   842630105       456,183     57,928 SH        sole                 57,928    0       0
Southern Financial Bancorp         common   842870107     1,291,754    101,314 SH        sole                101,314    0       0
Spherion Corporation               common   848420105       131,338     11,610 SH        sole                 11,610    0       0
Steelcase Inc.                     common   858155203       334,388     24,100 SH        sole                 24,100    0       0
Suiza Foods Corporation            common   865077101     1,200,000     25,000 SH        sole                 25,000    0       0
Sun Microsystems, Inc.             common   866810104     1,331,645     47,772 SH        sole                 47,772    0       0
Suntrust Banks, Inc.               common   867914103       283,563      4,501 SH        sole                  4,501    0       0
Sysco Corporation                  common   871829107    16,980,660    566,022 SH        sole                566,022    0       0
TCF Financial Corp                 common   872275102       605,522     13,588 SH        sole                 13,588    0       0
Terra Industries                   common   880915103        84,535     33,814 SH        sole                 33,814    0       0
Tri Continental Corp               common   895436103       234,482     11,067 SH        sole                 11,067    0       0
Triad Guaranty Inc.                common   895925105    26,180,311    790,349 SH        sole                790,349    0       0
Tribune Co                         common   896047107    12,553,743    297,130 SH        sole                297,130    0       0
Tricon Global Restaurants Inc      common   895953107       874,599     26,503 SH        sole                 26,503    0       0
Tyco International Ltd             common   902124106     1,160,505     20,910 SH        sole                 20,910    0       0
Unifirst Corporation - Mass        common   904708104       374,125     36,500 SH        sole                 36,500    0       0
US Bancorp Del                     common   911596104     1,352,076     46,323 SH        sole                 46,323    0       0
Vaughn-Bassett Furniture Co        common   92238J109       236,376      5,628 SH        sole                  5,628    0       0
VF Corporation                     common   918204108     3,729,277    102,905 SH        sole                102,905    0       0
Wachovia Corporation               common   929771103     2,483,972     42,735 SH        sole                 42,735    0       0
Walgreen Company                   common   931422109       673,181     16,100 SH        sole                 16,100    0       0
Wallace Computer Service           common   932270101     2,876,825    169,225 SH        sole                169,225    0       0
Wal-Mart Stores                    common   931142103     2,014,500     37,920 SH        sole                 37,920    0       0
Waste Management Inc               common   94106L109       899,100     32,400 SH        sole                 32,400    0       0
Wells Fargo & Co                   common   949740104       375,616      6,745 SH        sole                  6,745    0       0
Williams Companies                 common   969457100       272,853      6,832 SH        sole                  6,832    0       0

Grand Total 12/31/00                                    403,728,703
